DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Aspire Biopharma Holdings, Inc. (the “Company” or “Aspire”) was incorporated as PowerUp Acquisition Corp., a Cayman Islands exempted company, on February 9, 2021, then domesticated to Delaware as a corporation on February 17, 2025. On February 17, 2025, the Company completed the Reverse Recapitalization described below and changed its name to Aspire Biopharma Holdings, Inc. Aspire is an early-stage biopharmaceutical company which engages in the business of developing and marketing disruptive technology for novel sublingual delivery mechanisms initially for known drugs and supplements, such as aspirin and caffeine products.

On August 26, 2024, the Company (known as PowerUp Acquisition Corp. at that time) entered into an Agreement and Plan of Merger (as amended, the “Aspire Merger Agreement”) with PowerUp Merger Sub II, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), Stephen Quesenberry, in the capacity as the seller representative, and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire Biopharma, Inc.”).

On February 17, 2025 (the “Closing Date”), the Company consummated the reverse recapitalization transaction (the “Reverse Recapitalization”) pursuant to the terms of the Aspire Merger Agreement. In connection with the consummation of the Reverse Recapitalization, the Company changed its name from PowerUp Acquisition Corp. to “Aspire Biopharma Holdings, Inc.” (See Note 4 - Recapitalization).

The Company has two wholly-owned subsidiaries, Aspire Biopharma Inc., a Delaware corporation, formed on October 8, 2021, and Buzz Bomb Caffeine Co. LC, a Utah corporation, formed on May 5, 2025.